Earnings/(Loss) Per Share - Disclosure of Diluted Earnings/(Loss) Per Share (Details) - R / shares shares in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	617,597	612,455	604,286
Potential ordinary shares (in shares)	2,877	2,159	12,099
Weighted average number of ordinary shares for diluted earnings per share (in shares)	620,474	614,614	616,385
Total diluted earnings/(loss) per share (in rand per share)	R 7.77	R (1.72)	R 8.25